STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Agricultural Products - 5.5%
Archer-Daniels-Midland	162,990		12,648,024
Bunge	326,678		29,626,428
Darling Ingredients	52,664	[a]	3,149,307
			45,423,759
Aluminum - 3.2%
Alcoa	575,065		26,211,463
Coal & Consumable Fuels - 1.3%
Energy Fuels	563,659	[a]	2,767,566
NexGen Energy	2,211,999	[a]	7,939,275
			10,706,841
Construction & Engineering - 3.5%
Fluor	1,193,408	[a]	29,047,551
Construction Machinery & Heavy - 1.9%
Caterpillar	45,221		8,083,706
Terex	276,881		7,578,233
			15,661,939
Copper - 4.6%
First Quantum Minerals	502,822		9,539,243
Freeport-McMoRan	961,455		28,132,173
			37,671,416
Diversified Metals & Mining - 2.7%
Anglo American	559,316		19,970,326
MP Materials	76,684	[a]	2,460,023
			22,430,349
Electrical Components & Equipment - .1%
Stem	122,718	[a]	878,661
Environmental & Facilities Services - .2%
Li-Cycle Holdings	210,574	[a]	1,448,749
Fertilizers & Agricultural Chemicals - 13.5%
CF Industries Holdings	394,124		33,788,250
Corteva	519,034		28,100,501
Nutrien	250,023		19,924,333
The Mosaic Company	614,416		29,018,868
			110,831,952
Gold - 5.2%
Barrick Gold	915,351		16,192,559
Newmont	445,946		26,609,598
			42,802,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Industrial Machinery - 1.1%
Flowserve	325,318		9,313,854
Integrated Oil & Gas - 8.7%
Equinor	985,752		34,289,807
Occidental Petroleum	625,290		36,817,075
			71,106,882
Marine - .7%
Kirby	95,449	[a]	5,807,117
Oil & Gas Drilling - 2.0%
Patterson-UTI Energy	1,056,634		16,652,552
Oil & Gas Equipment & Services - 7.9%
Halliburton	623,086		19,539,977
Liberty Energy	651,398	[a]	8,311,838
Nextier Oilfield Solutions	966,158	[a]	9,188,163
Schlumberger	771,762		27,598,209
			64,638,187
Oil & Gas Exploration & Production - 18.6%
Chesapeake Energy	273,168		22,153,925
Comstock Resources	534,963	[a]	6,462,353
Devon Energy	557,127		30,703,269
Diamondback Energy	81,756		9,904,739
EQT	653,371		22,475,962
Hess	321,738		34,084,924
Pioneer Natural Resources	114,694		25,585,938
Range Resources	43,879	[a]	1,086,005
			152,457,115
Oil & Gas Refining & Marketing - 13.1%
Archaea Energy	177,868	[a]	2,762,290
HF Sinclair	227,031		10,252,720
Marathon Petroleum	357,651		29,402,489
PBF Energy, Cl. A	607,224	[a]	17,621,640
Phillips 66	223,268		18,305,743
Valero Energy	277,578		29,500,990
			107,845,872
Packaged Foods & Meats - 1.3%
Adecoagro	1,249,138		10,567,707
Pharmaceuticals - 1.6%
Bayer	220,206		13,083,212
Precious Metals & Minerals - .3%
Sibanye Stillwater	980,479		2,436,616
Specialty Chemicals - .5%
Albemarle	20,363		4,255,460
Total Common Stocks (cost $670,764,874)			801,279,411

	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,608,485)	1.48	11,608,485	[b]	11,608,485
Total Investments (cost $682,373,359)		98.9%		812,887,896
Cash and Receivables (Net)		1.1%		9,293,369
Net Assets		100.0%		822,181,265

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	731,499,450	69,779,961	††	-	801,279,411
Investment Companies	11,608,485	-		-	11,608,485

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2022, accumulated net unrealized appreciation on investments was $130,514,537, consisting of $164,054,574 gross unrealized appreciation and $33,540,037 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.